Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Corporate tax rate					21.00%	35.00%
Income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Valuation allowance increase related to current year operating loss and tax credits					4,300
Domestic Tax Authority
Net operating loss carryforwards					23,000
Domestic Tax Authority | Begin to expire in 2029
Net operating loss carryforwards					9,700
Domestic Tax Authority | Indefinite Carryforward
Net operating loss carryforwards					13,300
Domestic Tax Authority | Research Tax Credit Carryforward
Research credits carryforwards					$ 500
Research credits carryforwards, expiration year					2038
State and Local Jurisdiction | Begin to expire in 2029
Net operating loss carryforwards					$ 22,900
State and Local Jurisdiction | Research Tax Credit Carryforward
Research credits carryforwards, expiration year					2033
State and Local Jurisdiction | Research Tax Credit Carryforward | Maximum
Research credits carryforwards					$ 100